STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
SCHEDULE OF CHANGES IN COMMON STOCK WARRANTS

The following schedule summarizes the changes in the Company’s common stock warrants:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2022	-	$-	-	$-	$-

Warrants acquired concurrent with the Titan Merger	108,734	0.008 – 16.00	.62	35,702	9.29
Warrants granted	-	$-	-	$-	$-
Warrants exercised	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at September 30, 2023	108,734	$0.008 – 16.00	0.62	$35,702	$9.29

Exercisable at September 30, 2023	106,907	$0.008 – 16.00	0.63	$33,891	$9.45

Balance at December 31, 2021	-	$-	-	$-	$-
Warrants granted	-	$-	-	$-	$-
Warrants exercised/exchanged	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at September 30, 2022	-	$-	-	$-	$-

Exercisable at September 30, 2022	-	$-	-	$-	$-